Impairment, Restructuring Charges and Other Related Closure Costs - Summary of Impairment Restructuring Charges and Other Related Closure Costs (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Restructuring Cost and Reserve [Line Items]
Impairment	$ (1,268)	$ (4)	$ (11)
Restructuring charges	(84)	(43)	(75)
Other related closure costs	(24)	(28)	(18)
Total impairment, restructuring charges and other related closure costs	(1,376)	(75)	(104)
Manufacturing Restructuring Plan [Member]
Restructuring Cost and Reserve [Line Items]
Impairment	(21)	(3)	(1)
Restructuring charges		(13)	(15)
Other related closure costs	(2)	(21)	(11)
Total impairment, restructuring charges and other related closure costs	(23)	(37)	(27)
St-Ericsson restructuring plan [Member]
Restructuring Cost and Reserve [Line Items]
Impairment		(1)	(10)
Restructuring charges	(1)	(3)	(59)
Other related closure costs		(3)	(5)
Total impairment, restructuring charges and other related closure costs	(1)	(7)	(74)
St-Ericsson cost savings plan [Member]
Restructuring Cost and Reserve [Line Items]
Impairment
Restructuring charges	(10)	(26)
Other related closure costs	(10)
Total impairment, restructuring charges and other related closure costs	(20)	(26)
St-Ericsson April 2012 restructuring plan [Member]
Restructuring Cost and Reserve [Line Items]
Impairment	(2)
Restructuring charges	(60)
Other related closure costs	(4)
Total impairment, restructuring charges and other related closure costs	(66)
St-Ericsson exit [Member]
Restructuring Cost and Reserve [Line Items]
Impairment	(544)
Restructuring charges
Total impairment, restructuring charges and other related closure costs	(544)
Digital restructuring plan [Member]
Restructuring Cost and Reserve [Line Items]
Impairment	(7)
Restructuring charges	(13)
Other related closure costs
Total impairment, restructuring charges and other related closure costs	(20)
Annual Impairment Test [Member]
Restructuring Cost and Reserve [Line Items]
Impairment	(694)
Restructuring charges
Other related closure costs
Total impairment, restructuring charges and other related closure costs	(694)
Other Restructuring Initiatives [Member]
Restructuring Cost and Reserve [Line Items]
Impairment
Restructuring charges		(1)	(1)
Other related closure costs	(8)	(4)	(2)
Total impairment, restructuring charges and other related closure costs	$ (8)	$ (5)	$ (3)